UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
					   [x] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Jacobs and Company
Address: 595 Market Street
	   Suite 1140
         San Francisco, CA 94105

13F File Number: 28-6710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correctly and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Matt Jacobson
Title: Partner
Phone: 415-777-1617
Signature, place, and date of signing:

	Matt Jacobson  San Francisco, CA    April 18, 2005

Report type (check only one):

[X]	13F Holding Report
[ ] 	13F Notice
[ ] 	13F Combination Report

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of other included managers:    0

Form 13F information table entry total:

Form 13F information table value total:

                                                 Form 13F Information T
                                                 Value         Shares  SH/ InvstOther  Voting  Authority
Name of Issuer       Title of Class  CUSIP       (x$1,000)    Prn Amt  PRN DscreManager(a) Sole(b) (c) None


Abbott Laboratories  COM             002824 10 0    3,139       67,336 SH                     0   0     0
Agilent Technologies COM             00846u 10 1      232       10,456 SH                     0   0     0
American InternationaCOM             026874 10 7    2,248       40,571 SH                     0   0     0
Amgen Inc.           COM             031162 10 0    1,927       33,102 SH                     0   0     0
Anheuser Busch       COM             035229 10 3    3,449       72,773 SH                     0   0     0
Auto Data Processing COM             053015 10 3    2,842       63,217 SH                     0   0     0
Bank of America Corp COM             060505 10 4      407        9,218 SH                     0   0     0
Baxter International COM             071813 10 9    3,032       89,224 SH                     0   0     0
Becton Dickinson & CoCOM             075887 10 9    2,816	    48,199 SH                     0   0     0
Bell South           COM             079860 10 2    1,406       53,481 SH                     0   0     0
Berkshire Hathaway ClCOM             084670 20 7    1,082          379 SH                     0   0     0
Boeing               COM             097023 10 5    2,317       39,641 SH                     0   0     0
BP Amoco             AMERN SH        110889 40 9    4,142       66,376 SH                     0   0     0
Bristol Myers Squibb COM             110122 10 8    1,639       64,392 SH                     0   0     0
Cadbury Schweppes PLCADR             127209 30 2    2,977       73,146 SH                     0   0     0
ChevronTexaco        COM             166764 10 0    2,910       49,912 SH                     0   0     0
Cisco Systems        COM             17275R 10 2    2,599      145,272 SH                     0   0     0
Citigroup Inc        COM             172967 10 1    1,379       30,674 SH                     0   0     0
Coca Cola Company    COM             191216 10 0    2,458       58,984 SH                     0   0     0
Comcast Corp Spl Cl ACOM             200300 20 0    1,818       54,377 SH                     0   0     0
Comcast Corp New Cl ACOM             20030N 20 0      978       28,951 SH                     0   0     0
ConocoPhillips       COM             20825C 10 4    1,963       18,199 SH                     0   0     0
Corning Inc          COM             219350 10 5      684       61,459 SH                     0   0     0
Costco Companies Inc.COM             22160Q 10 2    2,340       52,965 SH                     0   0     0
Disney               COM             254687 10 6    1,920       66,839 SH                     0   0     0
Dow Jones            COM             260561 10 5      543       14,538 SH                     0   0     0
DuPont               COM             263534 10 9      622       12,130 SH                     0   0     0
EMC Corp             COM             268648 10 2      961       78,030 SH                     0   0     0
Eli Lilly            COM             532457 10 8    3,368       64,654 SH                     0   0     0
Emerson Electric     COM             291011 10 4    1,377       21,202 SH                     0   0     0
Exxon Mobil Corp     COM             30231G 10 2    2,849       47,801 SH                     0   0     0
Fifth Third Bancorp  COM             316773 10 0      816       18,975 SH                     0   0     0
First Data Corp.     COM             319963 10 4    1,416       36,015 SH                     0   0     0
Gannett              COM             364730 10 1    3,739       47,282 SH                     0   0     0
General Electric     COM             369604 10 3    3,790      105,100 SH                     0   0     0
General Mills	   COM             370334 10 4    1,872       38,081 SH                     0   0     0
Golden West FinancialCOM             381317 10 6      645       10,656 SH                     0   0     0
Hewlett-Packard CompaCOM             428236 10 3    2,707      123,374 SH                     0   0     0
Home Depot Inc.      COM             437076 10 2    2,320       60,669 SH                     0   0     0
Hubbell Inc Class A  CL  A           443510 10 2      732       15,600 SH                     0   0     0
Hubbell Inc Class B  CL  B           443510 20 1      528       10,337 SH                     0   0     0
Hutton Tele Trust                    447900 10 1       76       32,000 SH                     0   0     0
Intel Corp           COM             458140 10 0    5,203      223,991 SH                     0   0     0
Intl Business MachineCOM             459200 10 1    5,908       64,650 SH                     0   0     0
Jacobson Stores      COM             469834 10 5        0.1     69,255 SH                     0   0     0
Johnson & Johnson    COM             478160 10 4    5,212       77,600 SH                     0   0     0
Kansas City Life Ins COM             484836 10 1      205        4,200 SH                     0   0     0
Kroger Company       COM             501044 10 1      333       20,788 SH                     0   0     0
Lee Enterprises      COM             523768 10 9      794       18,302 SH                     0   0     0
Liberty Media New    COM             530718 10 5    1,621      156,364 SH                     0   0     0
Lucent Technologies  COM             549463 10 7       80       29,048 SH                     0   0     0
Masco Corp           COM             574599 10 6    3,048       87,903 SH                     0   0     0
Mc Cormick & Co      COM NON VTG     579780 20 6    3,004       87,260 SH                     0   0     0
McClatchy Newspapers CL  A           579489 10 5      805       10,850 SH                     0   0     0
Medtronic Inc.       COM             585055 10 6      432        8,475 SH                     0   0     0
Merck                COM             589331 10 7    1,059       32,725 SH                     0   0     0
Microsoft Corp.      COM             594918 10 4    2,771      144,662 SH                     0   0     0
Minnesota Mining     COM             604059 10 5    1,678       19,580 SH                     0   0     0
Motorola             COM             620076 10 9    1,517      101,366 SH                     0   0     0
New York Times Class CL  A           650111 10 7    2,207       60,338 SH                     0   0     0
Oracle Corp		   COM             68389X 10 5      698 	    55,906 SH                     0   0     0
Pepsico Inc          COM             713448 10 8    5,035       94,941 SH                     0   0     0
Pfizer Inc           COM             717081 10 3    6,868      261,422 SH                     0   0     0
Procter & Gamble     COM             742718 10 9    4,127       77,876 SH                     0   0     0
Royal Dutch PetroleumNY REG GLD1.25  780257 80 4      540        8,987 SH                     0   0     0
S B C Communications COM             78387G 10 3    2,502      105,610 SH                     0   0     0
Schlumberger         COM             806857 10 8    2,995       42,490 SH                     0   0     0
Servicemaster        COM             81760N 10 9      234       17,331 SH                     0   0     0
Snap On Tools        COM             833034 10 1      867       27,287 SH                     0   0     0
Sysco Corp.          COM             871829 10 7      833       23,258 SH                     0   0     0
Target Corporation   COM             87612e 10 6    3,844       76,851 SH                     0   0     0
Time Warner Inc      COM             887317 10 5    1,700       96,871 SH                     0   0     0
Tribune Co           COM             896047 10 7    2,195       55,044 SH                     0   0     0
Tribune / Time WarnerPFD CV 2%       896047 30 5      666        7,484 SH                     0   0     0
U S T Inc            COM             902911 10 6      794       15,350 SH                     0   0     0
Union Pacific Corp   COM             907818 10 8    1,344       19,280 SH                     0   0     0
United Parcel ServiceCOM		 911312 10 6    2,446       33,631 SH 		          0   0     0
Unocal               COM             915289 10 2      476        7,708 SH                     0   0     0
Verizon CommunicationCOM             92343v 10 4    3,171       89,311 SH                     0   0     0
Viacom Inc.          CL  B           925524 30 8    1,078       30,954 SH                     0   0     0
Vodafone Airtouch ADRADR             92857T 10 7    2,555       96,194 SH                     0   0     0
Wal-Mart Stores Inc. COM             931142 10 3    1,549       30,914 SH                     0   0     0
Wells Fargo & CompanyCOM             949740 10 4    1,669       27,908 SH                     0   0     0
Wyeth                COM		 983024 10 0    3,743  	    88,745 SH  	 	          0   0     0

Alza Corp 0% 14      SUB LYON        022615 AC 2      434      255,000 PRN                    0   0     0
Loews Corp 3.125% 07 CONV            540424 AL 2      866      860,000 PRN                    0   0     0